UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                William E. White
                            c /o Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments

July 31, 2005 (unaudited)

White Oak Select Growth Fund

                                                                                                             Market
Description                                                                   Shares                       Value (000)
----------------------------------------------------------------------------------------------------------------------
Common Stock-- 99.5%

Commercial Banks-- 3.8%
Citigroup                                                                     895,000                       $   38,933
                                                                                                            ----------
                                                                                                                38,933
                                                                                                            ----------

Computer Communications Equipment-- 9.9%
Cisco Systems*                                                              3,070,000                           58,790
Juniper Networks*                                                           1,725,000                           41,383
                                                                                                            ----------
                                                                                                               100,173
                                                                                                            ----------

Computer Peripheral-- 1.2%
Symbol Technologies                                                         1,065,000                           12,397
                                                                                                            ----------
                                                                                                                12,397
                                                                                                            ----------

Data Storage-- 5.3%
EMC*                                                                        3,935,000                           53,870
                                                                                                            ----------
                                                                                                                53,870
                                                                                                            ----------

E-Commerce - Services-- 5.7%
eBay*                                                                       1,385,000                           57,865
                                                                                                            ----------
                                                                                                                57,865
                                                                                                            ----------

Electromedical & Electrotherapeutic Apparatus-- 5.2%
Medtronic                                                                     970,000                           52,322
                                                                                                            ----------
                                                                                                                52,322
                                                                                                            ----------

Electronic Computers-- 4.5%
Dell Computer*                                                              1,115,000                           45,124
                                                                                                            ----------
                                                                                                                45,124
                                                                                                            ----------

Machinery - Construction & Mining-- 4.9%
Caterpillar                                                                   920,000                           49,597
                                                                                                            ----------
                                                                                                                49,597
                                                                                                            ----------

Motor Vehicle Parts & Accessories-- 3.2%
Rockwell Automation                                                           635,000                           32,709
                                                                                                            ----------
                                                                                                                32,709
                                                                                                            ----------

Pharmaceutical Preparations-- 10.6%
Amgen*                                                                        742,000                           59,175
Pfizer                                                                      1,800,000                           47,700
                                                                                                            ----------
                                                                                                               106,875
                                                                                                            ----------

Security Brokers, Dealers & Flotation Companies-- 6.8%
Charles Schwab                                                              5,055,000                           69,254
                                                                                                            ----------
                                                                                                                69,254
                                                                                                            ----------

Semiconductor Capital Equipment-- 5.9%
Applied Materials*                                                          3,225,000                           59,533
                                                                                                            ----------
                                                                                                                59,533
                                                                                                            ----------



                                                                            Shares/                           Market
Description                                                             Face Amount (000)                   Value (000)
-----------------------------------------------------------------------------------------------------------------------
Semiconductors & Related Devices-- 8.9%
Linear Technology                                                           1,375,000                       $   53,432
Maxim Integrated Products                                                     865,000                           36,218
                                                                                                            ----------
                                                                                                                89,650
                                                                                                            ----------

Services - Allied to Motion Picture Production-- 7.3%
Avid Technology*                                                              280,000                           11,522
Harmon International                                                          170,000                           14,612
Qualcomm                                                                    1,205,200                           47,593
                                                                                                            ----------
                                                                                                                73,727
                                                                                                            ----------

Services - Commercial Physical & Biological
   Research --1.9%
Affymetrix*                                                                   415,000                           19,376
                                                                                                            ----------
                                                                                                                19,376
                                                                                                            ----------

Services - Computer Programming Services-- 1.8%
Cognizant Technology Solutions*                                               380,000                           18,650
                                                                                                            ----------
                                                                                                                18,650
                                                                                                            ----------

Services - Prepackaged Software-- 8.2%
Electronic Arts*                                                              760,000                           43,776
Symantec*                                                                   1,776,300                           39,025
                                                                                                            ----------
                                                                                                                82,801
                                                                                                            ----------

Services - Tracking Courier-- 4.4%
United Parcel Service, Cl B                                                   615,000                           44,877
                                                                                                            ----------
                                                                                                                44,877
                                                                                                            ----------
Total Common Stock
     (Cost $827,687)(000)                                                                                    1,007,733
                                                                                                            ----------

Repurchase Agreement-- 0.6%
Morgan Stanley (A)
    3.000%, dated 07/29/05, to be
    repurchased on 08/01/05, repurchase
    price $6,667,966 (collateralized by a
    U.S. Treasury Note, 6.000%, 02/15/26,
    total market value: $6,799,820)
                                                                               $6,666                            6,666
                                                                                                            ----------

Total Repurchase Agreement
     (Cost $6,666)(000)                                                                                          6,666
                                                                                                            ----------

Total Investments-- 100.1%
    (Cost $834,353)(000)                                                                                    $1,014,399
                                                                                                            ==========

Percentages are based on Net Assets of $1,012,995,334.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class

At July 31, 2005, the tax basis cost of the Fund's investments was $834,353,214, and the unrealized appreciation and depreciation were $262,107,121 and $(82,061,327), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


1-888-462-5386                     1                            www.oakfunds.com

Schedule of Investments

July 31, 2005 (unaudited)

Pin Oak Aggressive Stock Fund


                                                                                                        Market
Description                                                            Shares                         Value (000)
-----------------------------------------------------------------------------------------------------------------
Common Stock - 99.4%

Building - Residential/Commercial -- 1.4%
Toll Brothers*                                                         40,000                        $    2,217
                                                                                                     ----------
                                                                                                          2,217
                                                                                                     ----------

Computer Communications Equipment -- 11.5%
Cisco Systems*                                                        545,000                            10,437
Juniper Networks*                                                     310,000                             7,437
                                                                                                     ----------
                                                                                                         17,874
                                                                                                     ----------

Computer Peripheral -- 3.8%
Symbol Technologies                                                   510,000                             5,936
                                                                                                     ----------
                                                                                                          5,936
                                                                                                     ----------

E-Commerce - Services -- 12.9%
Amazon.com*                                                           200,000                             9,034
eBay*                                                                 264,800                            11,063
                                                                                                     ----------
                                                                                                         20,097
                                                                                                     ----------

Motor Vehicle Parts & Accessories -- 4.6%
Rockwell Automation                                                   140,000                             7,211
                                                                                                     ----------
                                                                                                          7,211
                                                                                                     ----------

Retail - Jewelry Stores -- 3.8%
Tiffany                                                               175,000                             5,955
                                                                                                     ----------
                                                                                                          5,955
                                                                                                     ----------

Security Brokers, Dealers & Flotation Companies -- 8.2%
Charles Schwab                                                        940,000                            12,878
                                                                                                     ----------
                                                                                                         12,878
                                                                                                     ----------

Semiconductor Capital Equipment -- 7.7%
Applied Materials*                                                    300,000                             5,538
KLA-Tencor*                                                           125,000                             6,463
                                                                                                     ----------
                                                                                                         12,001
                                                                                                     ----------

Semiconductors & Related Devices -- 13.2%
Linear Technology                                                     185,000                             7,189
Maxim Integrated Products                                             173,500                             7,265
Xilinx                                                                215,000                             6,095
                                                                                                     ----------
                                                                                                         20,549
                                                                                                     ----------

Services - Allied to Motion Picture Production -- 4.6%
Avid Technology*                                                      174,000                             7,160
                                                                                                     ----------
                                                                                                          7,160
                                                                                                     ----------



                                                                      Shares/                          Market
Description                                                      Face Amount (000)                   Value (000)
-----------------------------------------------------------------------------------------------------------------
Services - Commercial Physical & Biological
   Research -- 4.8%
Affymetrix*                                                           160,000                        $    7,471
                                                                                                     ----------
                                                                                                          7,471
                                                                                                     ----------

Services - Computer Programming Services -- 6.0%
Cognizant Technology Solutions*                                       190,000                             9,325
                                                                                                     ----------
                                                                                                          9,325
                                                                                                     ----------

Services - Prepackaged Software -- 4.9%
Cerner*                                                               101,000                             7,618
                                                                                                     ----------
                                                                                                          7,618
                                                                                                     ----------

Web Portals/ISP -- 12.0%
Google*                                                                35,300                            10,158
Yahoo!*                                                               257,000                             8,568
                                                                                                     ----------
                                                                                                         18,726
                                                                                                     ----------

Total Common Stock
     (Cost $114,819)(000)                                                                               155,018
                                                                                                     ----------

Repurchase Agreement -- 0.1%
Morgan Stanley (A)
    3.000%, dated 07/29/05, to be
    repurchased on 08/01/05, repurchase
    price $77,277 (collateralized by a
    U.S. Treasury Note, 6.000%, 02/15/26,
    total market value: $78,806)
                                                                          $77                                77
                                                                                                     ----------

Total Repurchase Agreement
     (Cost $77)(000)                                                                                         77
                                                                                                     ----------

Total Investments -- 99.5%
    (Cost $114,896)(000)                                                                              $ 155,095
                                                                                                      =========

Percentages are based on Net Assets of $155,886,744.
* Non-income producing security
(A) Tri-Party Repurchase Agreement


At July 31, 2005, the tax basis cost of the Fund's investments was $114,896,338, and the unrealized appreciation and depreciation were $53,458,178 and $(13,259,691), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

1-888-462-5386                              2                  www.oakfunds.com

Schedule of Investments

July 31, 2005 (unaudited)

Red Oak Technology Select Fund



                                                                                                                Market
Description                                                                    Shares                         Value (000)
-------------------------------------------------------------------------------------------------------------------------
Common Stock-- 99.8%

Computer Communications Equipment-- 8.7%
Cisco Systems*                                                                379,900                         $    7,275
Juniper Networks*                                                             355,000                              8,517
                                                                                                              ----------
                                                                                                                  15,792
                                                                                                              ----------

Computer Peripheral-- 5.4%
Symbol Technologies                                                           425,000                              4,947
Zebra Technologies, Cl A*                                                     125,000                              4,875
                                                                                                              ----------
                                                                                                                   9,822
                                                                                                              ----------

Data Storage-- 5.7%
EMC*                                                                          750,000                             10,268
                                                                                                              ----------
                                                                                                                  10,268
                                                                                                              ----------

E-Commerce - Services-- 10.3%
Amazon.com*                                                                   235,000                             10,615
eBay*                                                                         191,200                              7,988
                                                                                                              ----------
                                                                                                                  18,603
                                                                                                              ----------

Electronic Computers-- 2.9%
Dell Computer*                                                                131,100                              5,306
                                                                                                              ----------
                                                                                                                   5,306
                                                                                                              ----------

Search, Detection, Navigation, Guidance, Aeronautical
   Systems -- 3.6%
Navteq*                                                                       150,000                              6,595
                                                                                                              ----------
                                                                                                                   6,595
                                                                                                              ----------

Semiconductor Capital Equipment-- 1.6%
KLA-Tencor*                                                                    55,400                              2,864
                                                                                                              ----------
                                                                                                                   2,864
                                                                                                              ----------

Semiconductors & Related Devices-- 12.5%
Formfactor*                                                                   260,000                              6,797
Marvel Technology Group*                                                      210,000                              9,175
Maxim Integrated Products                                                     160,600                              6,724
                                                                                                              ----------
                                                                                                                  22,696
                                                                                                              ----------

Services - Allied to Motion Picture Production-- 9.2%
Harmon International                                                           55,000                              4,727
Qualcomm                                                                      300,800                             11,879
                                                                                                              ----------
                                                                                                                  16,606
                                                                                                              ----------

Services - Commercial Physical & Biological
   Research -- 5.4%
Affymetrix*                                                                    95,000                              4,436
Cognex                                                                        160,000                              5,339
                                                                                                              ----------
                                                                                                                   9,775
                                                                                                              ----------




                                                                              Shares/                           Market
Description                                                              Face Amount (000)                    Value (000)
------------------------------------------------------------------------------------------------------------------------
Services - Computer Programming Services-- 10.3%
Cogent*                                                                       120,300                         $    3,617
Cognizant Technology Solutions*                                               182,500                              8,957
Macromedia*                                                                   150,000                              6,023
                                                                                                              ----------
                                                                                                                  18,597
                                                                                                              ----------

Services - Prepackaged Software-- 10.0%
Electronic Arts*                                                              145,000                              8,352
Pixar*                                                                        145,000                              6,237
Symantec*                                                                     155,000                              3,405
                                                                                                              ----------
                                                                                                                  17,994
                                                                                                              ----------

Universities/Colleges-- 3.8%
Apollo Group, Cl A*                                                            90,000                              6,763
                                                                                                              ----------
                                                                                                                   6,763
                                                                                                              ----------

Web Portals/ISP-- 10.4%
Google*                                                                        41,000                             11,798
Yahoo!*                                                                       211,000                              7,035
                                                                                                              ----------
                                                                                                                  18,833
                                                                                                              ----------

Total Common Stock
     (Cost $136,068)(000)                                                                                        180,514
                                                                                                              ----------

Repurchase Agreement-- 0.2%
Morgan Stanley (A)
    3.000%, dated 07/29/05, to be
    repurchased on 08/01/05, repurchase
    price $419,568 (collateralized by a
    U.S. Treasury Note, 6.000%, 02/15/26,
    total market value: $427,865)
                                                                                 $419                                419
                                                                                                              ----------

Total Repurchase Agreement
     (Cost $419)(000)                                                                                                419
                                                                                                              ----------

Total Investments-- 100.0%
    (Cost $136,487)(000)                                                                                      $  180,933
                                                                                                              ==========


Percentages are based on Net Assets of $180,948,922.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class

At July 31, 2005, the tax basis cost of the Fund's investments was $136,666,083, and the unrealized appreciation and depreciation were $47,683,782 and $(3,417,349), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

1-888-462-5386                        3                         www.oakfunds.com

Schedule of Investments

July 31, 2005 (unaudited)

Black Oak Emerging Technology Fund

                                                                                                    Market
Description                                                                           Shares      Value (000)
--------------------------------------------------------------------------------------------------------------
Common Stock -- 101.0%

Chemicals -- 3.4%
Symyx Technologies*                                                                   67,300       $  2,022
                                                                                                   --------
                                                                                                      2,022
                                                                                                   --------

E-Commerce - Services -- 7.5%
Audible*                                                                             150,900          2,715
Ctrip.com International Ltd.*                                                         12,000            665
eBay*                                                                                 25,000          1,044
                                                                                                   --------
                                                                                                      4,424
                                                                                                   --------

Industrial Instruments for Measurement,
     Display & Control -- 5.6%
Flir Systems*                                                                         88,900          2,924
Photon Dynamics*                                                                      20,000            379
                                                                                                   --------
                                                                                                      3,303
                                                                                                   --------

Lighting Products & Systems -- 1.1%
Color Kinetics*                                                                       60,000            649
                                                                                                   --------
                                                                                                        649
                                                                                                   --------

Radio Broadcasting Stations -- 4.0%
XM Satellite Radio, Cl A*                                                             66,500          2,369
                                                                                                   --------
                                                                                                      2,369
                                                                                                   --------

Search, Detection, Navigation, Guidance, Aeronautical
   Systems -- 7.3%
Navteq*                                                                               97,500          4,287
                                                                                                   --------
                                                                                                      4,287
                                                                                                   --------

Semiconductor Capital Equipment -- 0.9%
Rudolph Technologies*                                                                 35,000            533
                                                                                                   --------
                                                                                                        533
                                                                                                   --------

Semiconductors & Related Devices -- 24.1%
Cree*                                                                                114,400          3,392
DSP Group*                                                                           130,300          3,251
Formfactor*                                                                           50,000          1,307
Marvell Technology Group*                                                            113,000          4,937
Skyworks Solutions*                                                                  175,000          1,283
                                                                                                   --------
                                                                                                     14,170
                                                                                                   --------

Services - Allied to Motion Picture Production -- 4.5%
Avid Technology*                                                                      63,900          2,630
                                                                                                   --------
                                                                                                      2,630
                                                                                                   --------

Services - Commercial Physical & Biological
   Research -- 5.0%
Affymetrix*                                                                           63,000          2,941
                                                                                                   --------
                                                                                                      2,941
                                                                                                   --------



                                                                                    Shares/          Market
Description                                                                    Face Amount (000)   Value (000)
---------------------------------------------------------------------------------------------------------------
Services - Computer Programming Services -- 11.1%
Cogent*                                                                               75,000       $  2,255
Cognizant Technology Solutions*                                                       87,000          4,270
                                                                                                   --------
                                                                                                      6,525
                                                                                                   --------

Services - Prepackaged Software -- 22.0%
Electronic Arts*                                                                      32,500          1,872
Macrovision*                                                                         105,000          2,292
Packeteer*                                                                           210,000          2,543
Ultimate Software*                                                                   175,000          3,203
Verint Systems*                                                                       77,600          3,025
                                                                                                   --------
                                                                                                     12,935
                                                                                                   --------

Surgical & Medical Instruments & Apparatus -- 1.9%
Given Imaging Ltd.*                                                                   50,000          1,090
                                                                                                   --------
                                                                                                      1,090
                                                                                                   --------

Testing Labs -- 2.6%
eResearch Technology*                                                                100,000          1,505
                                                                                                   --------
                                                                                                      1,505
                                                                                                   --------

Total Common Stock
     (Cost $39,914)(000)                                                                             59,383
                                                                                                   --------

Repurchase Agreement -- 0.2%
Morgan Stanley (A)
    3.000%, dated 07/29/05, to be
    repurchased on 08/01/05, repurchase
    price $117,350 (collateralized by a
    U.S. Treasury Note, 6.000%, 02/15/26,
    total market value: $119,670)
                                                                                        $117            117
                                                                                                   --------

Total Repurchase Agreement
     (Cost $117)(000)                                                                                   117
                                                                                                   --------

Total Investments -- 101.2%
    (Cost $40,031)(000)                                                                            $ 59,500
                                                                                                   ========

Percentages are based on Net Assets of $58,810,073.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class
Ltd. -- Limited


At July 31, 2005, the tax basis cost of the Fund's investments was $40,031,592, and the unrealized appreciation and depreciation were $22,116,307 and $(2,647,643), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

1-888-462-5386                        4                        www.oakfunds.com

Schedule of Investments

July 31, 2005 (unaudited)

Live Oak Health Sciences Fund

                                                                                                               Market
Description                                                                     Shares                       Value (000)
------------------------------------------------------------------------------------------------------------------------
Common Stock -- 93.2%

Biological Products -- 22.2%
Amgen*                                                                          24,000                        $    1,914
Genentech*                                                                      12,000                             1,072
Invitrogen*                                                                     29,000                             2,488
Medimmune*                                                                      55,800                             1,585
Rigel Pharmaceuticals*                                                          17,700                               383
                                                                                                               ---------
                                                                                                                   7,442
                                                                                                               ---------

Electromedical & Electrotherapeutic Apparatus -- 8.4%
Corcept Therapeutics*                                                           96,500                               593
Medtronic                                                                       41,500                             2,239
                                                                                                               ---------
                                                                                                                   2,832
                                                                                                               ---------

In Vitro & In Vivo Diagnostic Substances -- 1.6%
Epix Medical*                                                                   61,713                               545
                                                                                                               ---------
                                                                                                                     545
                                                                                                               ---------

Laboratory Analytical Instruments -- 10.8%
Applied Biosystems
     Group - Applera                                                            71,900                             1,497
Bruker BioSciences*                                                             81,100                               337
Waters*                                                                         39,600                             1,793
                                                                                                               ---------
                                                                                                                   3,627
                                                                                                               ---------

Pharmaceutical Preparations -- 18.8%
Cell Genesys*                                                                   71,000                               427
Eli Lilly                                                                       20,500                             1,155
Johnson & Johnson                                                               10,000                               639
Medicis Pharmaceutical, Cl A                                                    34,800                             1,180
Pfizer                                                                          46,400                             1,230
Teva Pharmaceutical
     Industries ADR                                                             53,700                             1,686
                                                                                                               ---------
                                                                                                                   6,317
                                                                                                               ---------

Semiconductors & Related Devices -- 1.9%
Caliper Life Sciences*                                                          91,200                               639
                                                                                                               ---------
                                                                                                                     639
                                                                                                               ---------

Services - Commercial Physical & Biological
   Research -- 11.3%
Affymetrix*                                                                     80,900                             3,777
                                                                                                               ---------
                                                                                                                   3,777
                                                                                                               ---------


                                                                             Shares/                              Market
Description                                                             Face Amount (000)                       Value (000)
---------------------------------------------------------------------------------------------------------------------------
Services - Home Health Care Services -- 3.4%
Express Scripts*                                                                21,600                         $   1,130
                                                                                                               ---------
                                                                                                                   1,130
                                                                                                               ---------

Services - Prepackaged Software -- 4.9%
Cerner*                                                                         21,900                             1,652
                                                                                                               ---------
                                                                                                                   1,652
                                                                                                               ---------

Surgical & Medical Instruments & Apparatus -- 4.7%
Techne*                                                                         32,200                             1,580
                                                                                                               ---------
                                                                                                                   1,580
                                                                                                               ---------

Wholesale - Drugs, Proprietaries & Druggists'
   Sundries -- 5.2%
AmerisourceBergen                                                               24,300                             1,745
                                                                                                               ---------
                                                                                                                   1,745
                                                                                                               ---------

Total Common Stock
     (Cost $24,240)(000)                                                                                          31,286
                                                                                                               ---------

Repurchase Agreement -- 6.4%
Morgan Stanley (A)
    3.000%, dated 07/29/05, to be
    repurchased on 08/01/05, repurchase
    price $2,139,845 (collateralized by a
    U.S. Treasury Note, 6.000%, 02/15/26,
    total market value: $2,182,159)
                                                                                $2,139                             2,139
                                                                                                               ---------
Total Repurchase Agreement
     (Cost $2,139)(000)                                                                                            2,139
                                                                                                               ---------
Total Investments -- 99.6%
    (Cost $26,379)(000)                                                                                        $  33,425
                                                                                                               =========

Percentages are based on Net Assets of $33,572,714.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class

At July 31, 2005, the tax basis cost of the Fund's investments was $26,378,565, and the unrealized appreciation and depreciation were $9,828,307 and $(2,782,016), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

1-888-462-5386                           5                     www.oakfunds.com

Schedule of Investments

July 31, 2005 (unaudited)

Rock Oak Core Growth Fund


                                                                                                 Market
Description                                                             Shares                 Value (000)
----------------------------------------------------------------------------------------------------------
Common Stock-- 96.0%

Analytical Instruments-- 2.6%
Thermo Electron*                                                        9,100                   $    272
                                                                                                --------
                                                                                                     272
                                                                                                --------

Apparel Manufacturers-- 2.8%
Coach*                                                                  8,400                        295
                                                                                                --------
                                                                                                     295
                                                                                                --------

Biological Products-- 2.0%
Amgen*                                                                  2,600                        207
                                                                                                --------
                                                                                                     207
                                                                                                --------

Building - Residential/Commercial-- 5.4%
Ryland Group                                                            3,700                        299
Toll Brothers*                                                          4,800                        266
                                                                                                --------
                                                                                                     565
                                                                                                --------

Commercial Banks-- 5.9%
Citigroup                                                               2,100                         91
East West Bancorp                                                       5,700                        197
SVB Financial Group*                                                    6,300                        324
                                                                                                --------
                                                                                                     612
                                                                                                --------

Computer Communications Equipment-- 3.2%
Cisco Systems*                                                          9,500                        182
Juniper Networks*                                                       6,500                        156
                                                                                                --------
                                                                                                     338
                                                                                                --------

Computer Peripheral-- 1.0%
Symbol Technologies                                                     9,000                        105
                                                                                                --------
                                                                                                     105
                                                                                                --------

Data Storage-- 2.1%
EMC*                                                                   15,700                        215
                                                                                                --------
                                                                                                     215
                                                                                                --------

E-Commerce - Services-- 4.0%
Ctrip.com International Ltd.*                                           2,400                        133
eBay*                                                                   6,900                        288
                                                                                                --------
                                                                                                     421
                                                                                                --------

Electronic Computers-- 2.7%
Dell Computer*                                                          7,100                        287
                                                                                                --------
                                                                                                     287
                                                                                                --------



                                                                                                 Market
Description                                                             Shares                 Value (000)
----------------------------------------------------------------------------------------------------------
Machinery - Construction & Mining-- 2.5%
Caterpillar                                                             1,600                   $     86
Joy Global                                                              4,350                        179
                                                                                                --------
                                                                                                     265
                                                                                                --------

Motor Vehicle Parts & Accessories-- 2.2%
Rockwell Automation                                                     4,400                        227
                                                                                                --------
                                                                                                     227
                                                                                                --------

On-Line Information Services-- 1.7%
Shanda Interactive
   Entertainment Ltd.                                                   5,300                        173
                                                                                                --------
                                                                                                     173
                                                                                                --------

Petroleum Products-- 9.2%
Headwaters*                                                             7,300                        312
Schlumberger                                                            4,100                        343
Ultra Petroleum*                                                        5,300                        201
XTO Energy                                                              3,033                        106
                                                                                                --------
                                                                                                     962
                                                                                                --------

Pharmaceutical Preparations-- 3.1%
Genzyme*                                                                2,200                        164
Teva Pharmaceutical
   Industries ADR                                                       5,000                        157
                                                                                                --------
                                                                                                     321
                                                                                                --------

Radio Broadcasting Stations-- 2.6%
XM Satellite Radio, Cl A*                                               7,700                        274
                                                                                                --------
                                                                                                     274
                                                                                                --------

Retail - Building Products-- 3.1%
Lowe's                                                                  4,900                        325
                                                                                                --------
                                                                                                     325
                                                                                                --------

Retail - Restaurants--2.9%
Starbucks*                                                              5,800                        305
                                                                                                --------
                                                                                                     305
                                                                                                --------

Search, Detection, Navigation, Guidance, Aeronautical
   Systems -- 1.2%
Navteq*                                                                 2,800                        123
                                                                                                --------
                                                                                                     123
                                                                                                --------

1-888-462-5386                         6                        www.oakfunds.com

Schedule of Investments

July 31, 2005 (unaudited)

Rock Oak Core Growth Fund (concluded)

                                                                                                 Market
Description                                                            Shares                  Value (000)
----------------------------------------------------------------------------------------------------------
Security Brokers, Dealers & Flotation Companies-- 3.3%
Goldman Sachs                                                           3,200                   $    344
                                                                                                --------
                                                                                                     344
                                                                                                --------

Semiconductor Capital Equipment-- 1.9%
Applied Materials*                                                     10,500                        194
                                                                                                --------
                                                                                                     194
                                                                                                --------

Semiconductors & Related Devices-- 1.0%
Maxim Integrated Products                                               2,400                        101
                                                                                                --------
                                                                                                     101
                                                                                                --------

Services - Allied to Motion Picture Production-- 7.0%
Avid Technology*                                                        7,500                        309
Qualcomm                                                               10,600                        418
                                                                                                --------
                                                                                                     727
                                                                                                --------

Services - Commercial Physical & Biological
   Research -- 3.7%
Affymetrix*                                                             3,100                        145
Charles River Labs*                                                     5,000                        243
                                                                                                --------
                                                                                                     388
                                                                                                --------

Services - Computer Programming Service-- 4.1%
Cognizant Technology Solutions*                                         8,800                        432
                                                                                                --------
                                                                                                     432
                                                                                                --------

Services - Prepackaged Software-- 5.3%
Electronic Arts*                                                        5,500                        317
Symantec*                                                              10,600                        233
                                                                                                --------
                                                                                                     550
                                                                                                --------

Services - Transport-- 3.9%
Expeditors International                                                5,100                        281
Omi                                                                     6,800                        122
                                                                                                --------
                                                                                                     403
                                                                                                --------





                                                                       Shares/                   Market
Description                                                       Face Amount (000)            Value (000)
----------------------------------------------------------------------------------------------------------
Software Publishers-- 1.5%
Satyam Computer Services Ltd.                                           5,500                   $    157
                                                                                                --------
                                                                                                     157
                                                                                                --------

Universities/Colleges-- 1.4%
Apollo Group, Cl A*                                                     2,000                        150
                                                                                                --------
                                                                                                     150
                                                                                                --------

Web Portals/ISP-- 2.7%
Yahoo!*                                                                 8,500                        283
                                                                                                --------
                                                                                                     283
                                                                                                --------

Total Common Stock
     (Cost $9,415)(000)                                                                           10,021
                                                                                                --------

Repurchase Agreement-- 3.0%
Morgan Stanley (A)
    3.000%, dated 07/29/05, to be
    repurchased on 08/01/05, repurchase
    price $308,078 (collateralized by a
    U.S. Treasury Note, 6.000%, 02/15/26,
    total market value: $314,170)
                                                                         $308                        308
                                                                                                --------

Total Repurchase Agreement
     (Cost $308)(000)                                                                                308
                                                                                                --------

Total Investments-- 99.0%
    (Cost $9,723)(000)                                                                          $ 10,329
                                                                                                ========

Percentages are based on Net Assets of $10,435,023.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR-- American Depositary Receipt
Cl-- Class
Ltd.-- Limited


At July 31, 2005, the tax basis cost of the Fund's investments was $9,789,542, and the unrealized appreciation and depreciation were $987,319 and $(447,595), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.


1-888-462-5386                           7                      www.oakfunds.com

Schedule of Investments

July 31, 2005 (unaudited)

River Oak Discovery Fund


                                                                                                                   Market
Description                                                                     Shares                           Value (000)
---------------------------------------------------------------------------------------------------------------------------
Common Stock-- 91.5%

Analytical Instruments-- 2.3%
Thermo Electron*                                                                 2,100                            $      63
                                                                                                                  ---------
                                                                                                                         63
                                                                                                                  ---------

Biological Products-- 1.9%
Invitrogen*                                                                        600                                   51
                                                                                                                  ---------
                                                                                                                         51
                                                                                                                  ---------

Building - Mobil Home/Manufactured Houses-- 1.8%
Winnebago Industries                                                             1,300                                   50
                                                                                                                  ---------
                                                                                                                         50
                                                                                                                  ---------

Building - Residential/Commercial-- 4.8%
Meritage Homes*                                                                    800                                   74
Ryland Group                                                                       700                                   57
                                                                                                                  ---------
                                                                                                                        131
                                                                                                                  ---------

Casino Hotels-- 3.2%
Station Casinos                                                                  1,200                                   88
                                                                                                                  ---------
                                                                                                                         88
                                                                                                                  ---------

Chemicals-- 1.3%
Symyx Technologies*                                                              1,200                                   36
                                                                                                                  ---------
                                                                                                                         36
                                                                                                                  ---------

Commercial Banks-- 3.5%
East West Bancorp                                                                1,300                                   45
SVB Financial Group*                                                             1,000                                   51
                                                                                                                  ---------
                                                                                                                         96
                                                                                                                  ---------

Computer System Design & Related Services-- 7.5%
Anteon International*                                                            1,200                                   56
Factset Research Systems                                                         1,300                                   48
Quality Systems                                                                  1,000                                   58
Sapient*                                                                         5,300                                   41
                                                                                                                  ---------
                                                                                                                        203
                                                                                                                  ---------

Data Processing Services-- 2.7%
Global Payments                                                                  1,100                                   73
                                                                                                                  ---------
                                                                                                                         73
                                                                                                                  ---------






                                                                                                                   Market
Description                                                                      Shares                          Value (000)
---------------------------------------------------------------------------------------------------------------------------
E-Commerce - Services-- 1.8%
Ctrip.com International Ltd.*                                                      900                            $      50
                                                                                                                  ---------
                                                                                                                         50
                                                                                                                  ---------

Electromedical & Electrotherapeutic Apparatus-- 2.1%
Palomar Medical Technologies*                                                    1,900                                   56
                                                                                                                  ---------
                                                                                                                         56
                                                                                                                  ---------

Fitness & Recreation Sports Centers-- 1.8%
Life Time Fitness                                                                1,500                                   50
                                                                                                                  ---------
                                                                                                                         50
                                                                                                                  ---------

Hospital Beds/Equipment-- 1.6%
Kinetic Concepts*                                                                  700                                   42
                                                                                                                  ---------
                                                                                                                         42
                                                                                                                  ---------

Lighting Products & Systems-- 1.8%
Color Kinetics*                                                                  4,400                                   48
                                                                                                                  ---------
                                                                                                                         48
                                                                                                                  ---------

Machinery - Construction & Mining-- 4.0%
Joy Global                                                                       1,500                                   62
Bucyrus International, Cl A                                                      1,100                                   47
                                                                                                                  ---------
                                                                                                                        109
                                                                                                                  ---------

Petroleum Products-- 7.3%
Encore Acquisition*                                                              1,950                                   62
Headwaters*                                                                      1,600                                   68
Ultra Petroleum*                                                                 1,800                                   68
                                                                                                                  ---------
                                                                                                                        198
                                                                                                                  ---------

Portfolio Management-- 2.0%
Nuveen Investments, Cl A                                                         1,400                                   53
                                                                                                                  ---------
                                                                                                                         53
                                                                                                                  ---------

Process Control Instruments-- 2.8%
Roper Industries                                                                 1,000                                   77
                                                                                                                  ---------
                                                                                                                         77
                                                                                                                  ---------

Research & Development-- 1.4%
Senomyx*                                                                         1,700                                   37
                                                                                                                  ---------
                                                                                                                         37
                                                                                                                  ---------




1-888-462-5386                         8                        www.oakfunds.com

Schedule of Investments

July 31, 2005 (unaudited)

River Oak Discovery Fund (concluded)

                                                                                                                   Market
Description                                                                     Shares                           Value (000)
----------------------------------------------------------------------------------------------------------------------------
Retail - Apparel/Shoe-- 2.1%
Aeropostale*                                                                     1,900                            $      57
                                                                                                                  ---------
                                                                                                                         57
                                                                                                                  ---------

Retail - Auto Parts-- 1.7%
O'Reilly Automotive*                                                             1,400                                   45
                                                                                                                  ---------
                                                                                                                         45
                                                                                                                  ---------

Retail - Jewelry Stores-- 1.8%
Tiffany                                                                          1,400                                   48
                                                                                                                  ---------
                                                                                                                         48
                                                                                                                  ---------

Retail - Restaurants-- 1.8%
PF Chang's China Bistro                                                            850                                   48
                                                                                                                  ---------
                                                                                                                         48
                                                                                                                  ---------

Search, Detection, Navigation, Guidance, Aeronautical
   Systems -- 2.3%
Navteq*                                                                          1,400                                   62
                                                                                                                  ---------
                                                                                                                         62
                                                                                                                  ---------

Semiconductors & Related Devices-- 2.4%
Formfactor*                                                                      2,500                                   65
                                                                                                                  ---------
                                                                                                                         65
                                                                                                                  ---------

Services - Allied to Motion Picture Production-- 2.0%
Avid Technology*                                                                 1,300                                   54
                                                                                                                  ---------
                                                                                                                         54
                                                                                                                  ---------

Services - Commercial Physical & Biological
   Research -- 3.9%
Affymetrix*                                                                        900                                   42
Charles River Labs*                                                              1,300                                   63
                                                                                                                  ---------
                                                                                                                        105
                                                                                                                  ---------

Services - Prepackaged Software-- 11.2%
Ansys*                                                                           1,600                                   58
Cerner*                                                                          1,100                                   83
Packeteer*                                                                       4,200                                   51
Salesforce.com*                                                                  2,300                                   54
Verint Systems*                                                                  1,500                                   58
                                                                                                                  ---------
                                                                                                                        304
                                                                                                                  ---------



                                                                               Shares/                             Market
Description                                                               Face Amount (000)                      Value (000)
----------------------------------------------------------------------------------------------------------------------------
Services - Transport-- 2.5%
Omi                                                                              3,700                            $      67
                                                                                                                  ---------
                                                                                                                         67
                                                                                                                  ---------

Software Publishers-- 2.4%
Satyam Computer Services Ltd.                                                    2,300                                   66
                                                                                                                  ---------
                                                                                                                         66
                                                                                                                  ---------

Web Portals/ISP-- 1.8%
Sify ADR                                                                        10,500                                   48
                                                                                                                  ---------
                                                                                                                         48
                                                                                                                  ---------

Total Common Stock
     (Cost $2,340)(000)                                                                                               2,480
                                                                                                                  ---------

Repurchase Agreement-- 7.1%
Morgan Stanley (A)
    3.000%, dated 07/29/05, to be
    repurchased on 08/01/05, repurchase
    price $190,817 (collateralized by a
    U.S. Treasury Note, 6.000%, 02/15/26,
    total market value: $194,591)
                                                                                  $191                                  191
                                                                                                                  ---------

Total Repurchase Agreement
     (Cost $191)(000)                                                                                                   191
                                                                                                                  ---------

Total Investments-- 98.6%
    (Cost $2,531)(000)                                                                                            $   2,671
                                                                                                                  =========

Percentages are based on Net Assets of $2,709,560.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR-- American Depositary Receipt
Cl-- Class
Ltd.-- Limited

At July 31, 2005, the tax basis cost of the Fund's investments was $2,530,671, and the unrealized appreciation and depreciation were $185,005 and $(45,116), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Oak Associates Funds' most recent semi-annual or annual financial statements. The River Oak Discovery Fund commenced operations on June 30, 2005 which is subsequent to the semi-annual report date of April 30, 2005; however, the Fund's valuation policy and other significant accounting policies are the same as those of the Trust as reported in the semi-annual report.

1-888-462-5386                         9                        www.oakfunds.com

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Oak Associates Funds


By (Signature and Title)*                  /s/ William E. White
                                           -------------------------------
                                           William E. White, President


Date 09/02/05


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ William E. White
                                         -------------------------------
                                         William E. White, President


Date 09/02/05

By (Signature and Title)*                /s/ Eric Kleinschmidt
                                         -------------------------------
                                         Eric Kleinschmidt, Treasurer and CFO

Date 09/02/05

* Print the name and title of each signing officer under his or her signature.